Derivative Financial Instruments - Derivative contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Forward foreign exchange contracts held for trading
Forward foreign exchange contracts held for trading
Unrealized gain (loss) on derivatives held for trading	$ 0	$ 0	$ 55